Current assets - receivables (Tables)	6 Months Ended
Dec. 31, 2025
Current assets - receivables [Abstract]
Current Assets - Receivables
	31-Dec-25	30-Jun-25
	$'000	$'000

Other debtors	160	143
Prepayments	348	65

Total current receivables	508	208